CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 36,106	$ 36,906
Investment in marketable securities	1,319	3,559
Accounts receivable (net of allowance for doubtful accounts)	43,097	41,009
Other current assets	39,746	41,394
Inventories	13,526	14,244
Total current assets	133,794	137,112
Long-term investments and other assets
Investments in affiliated companies	13,774	14,839
Investments in other companies	2,186	1,382
Other non-current assets	1,062	939
Deferred income taxes	6,450	8,398
Funds in respect of employee rights upon retirement	9,006	9,627
Total non-current assets	32,478	35,185
Property and equipment, net	37,232	39,047
Intangible assets, net	77	38
Goodwill	3,587	3,777
Total assets	207,168	215,159
Current liabilities
Credit from banking institutions	3	48
Accounts payable	19,059	23,264
Deferred revenues	14,045	12,796
Other current liabilities	27,525	29,644
Total current liabilities	60,632	65,752
Long-term liabilities
Liability for employee rights upon retirement	13,245	14,062
Provision for contingencies	513	400
Deferred revenues	612	1,241
Other non-current liabilities	402	475
Total non-current liabilities	14,772	16,178
Stockholders' equity
Stockholders' equity	124,526	125,790
Non-controlling interests	7,238	7,439
Total equity	131,764	133,229
Total liabilities and equity	$ 207,168	$ 215,159